N-4	Apr. 20, 2023 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	Lincoln National Variable Annuity Account C
Entity Central Index Key	0000353894
Entity Investment Company Type	N-4
Document Period End Date	Apr. 20, 2023
Amendment Flag	false
Lincoln PathBuilder Income IRA
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	Location in Prospectus
Charges for Early Withdrawals	There are no surrender charges associated with this Contract.	•N/A
Transaction Charges	There are no sales charges associated with this Contract.	•N/A
Ongoing Fees and Expenses (annual charges)
Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. These charges do not reflect any advisory fees paid to a financial intermediary from Contract Value or other assets of the
Contractowner. If such charges were reflected, the ongoing fees and expenses would be higher.
•Fee Tables •Examples •Charges and Other Deductions
	Annual Fee	Minimum	Maximum
	Base Contract	1.00%[1]	2.00%[1]
	Investment options (fund fees and expenses)	0.48%[2]	1.71%[2]
1 As a percentage of the Income Base.
2As a percentage of average Account Value in the Subaccounts.
Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract.

Lowest Annual Cost: $3,031	Highest Annual Cost: $4,158
Assumes:	Assumes:
•Investment of $100,000 •5% annual appreciation •Least expensive fund fees and expenses •No additional Purchase Payments, transfers, or withdrawals •No sales charges or advisory fees	•Investment of $100,000 •5% annual appreciation •Most expensive fund fees and expenses •No additional Purchase Payments, transfers, or withdrawals •No sales charges or advisory fees

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals	There are no surrender charges associated with this Contract.	•N/A

Transaction Charges [Text Block]
Transaction Charges	There are no sales charges associated with this Contract.	•N/A

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. These charges do not reflect any advisory fees paid to a financial intermediary from Contract Value or other assets of the
Contractowner. If such charges were reflected, the ongoing fees and expenses would be higher.
•Fee Tables •Examples •Charges and Other Deductions
	Annual Fee	Minimum	Maximum
	Base Contract	1.00%[1]	2.00%[1]
	Investment options (fund fees and expenses)	0.48%[2]	1.71%[2]
1 As a percentage of the Income Base.
2As a percentage of average Account Value in the Subaccounts.
Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract.

Lowest Annual Cost: $3,031	Highest Annual Cost: $4,158
Assumes:	Assumes:
•Investment of $100,000 •5% annual appreciation •Least expensive fund fees and expenses •No additional Purchase Payments, transfers, or withdrawals •No sales charges or advisory fees	•Investment of $100,000 •5% annual appreciation •Most expensive fund fees and expenses •No additional Purchase Payments, transfers, or withdrawals •No sales charges or advisory fees

Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.00%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	2.00%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of the Income Base.
Investment Options (of Other Amount) Minimum [Percent]	0.48%
Investment Options (of Other Amount) Maximum [Percent]	1.71%
Investment Options Footnotes [Text Block]	2As a percentage of average Account Value in the Subaccounts.
Lowest and Highest Annual Cost [Table Text Block]
Lowest Annual Cost: $3,031	Highest Annual Cost: $4,158
Assumes:	Assumes:
•Investment of $100,000 •5% annual appreciation •Least expensive fund fees and expenses •No additional Purchase Payments, transfers, or withdrawals •No sales charges or advisory fees	•Investment of $100,000 •5% annual appreciation •Most expensive fund fees and expenses •No additional Purchase Payments, transfers, or withdrawals •No sales charges or advisory fees

Risks [Table Text Block]	Principal Risks The principal risks of investing in the Contract include: Risk of Loss. You can lose money by investing in this Contract, including loss of principal. Any guarantees under the Guaranteed Withdrawal Benefit will be lost if your Contract Value is fully withdrawn or your Contract is liquidated. Neither the U.S. Government nor any federal agency insures or guarantees your investment in the Contract. Short-Term Investment Risk. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income also mean that the Contract is more beneficial to investors with a long-term horizon. Variable Option Risk. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the Subaccounts, which invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccounts you select. Each underlying fund is subject to its own investment risks. When you invest in a Subaccount, you are exposed to the investment risks of the underlying fund. Investment Requirements Risk. You will be subject to Investment Requirements, which means you may not be permitted to invest in certain investment options or you may be permitted to invest in certain investment options only to a limited extent. Failing to satisfy applicable Investment Requirements may result in the termination of your benefit. We impose Investment Requirements to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a benefit. In turn, your compliance with the Investment Requirements could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and the value of your guaranteed benefits. See Appendix B – Investment Requirements. Your ability to transfer between investment options may also be restricted as a result of Investment Requirements. Managed Volatility Fund Risk. Certain underlying funds may employ risk management strategies to provide for downside protection during sharp downward movements in equity markets. These funds usually, but not always, have “Managed Risk” or “Managed Volatility” in the name of the fund. These strategies could limit the upside participation of the fund in rising equity markets relative to other funds. Risk management strategies, in periods of high market volatility, could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and the value of your guaranteed benefits. For more information on these funds and their risk management strategies, please see the funds’ prospectuses. Withdrawal Risk (Illiquidity Risk). You should carefully consider the risks associated with taking a withdrawal or surrender under the Contract. Any withdrawals will reduce the value of your Contract or the amount of money that you ultimately receive and could result in termination of the Contract. The proceeds of your withdrawal or surrender may be subject to ordinary income taxes, including a tax penalty if you are younger than age 59½. You should also consider the impact that a withdrawal may have on the standard and optional benefits under your Contract. For example, Excess Withdrawals or early withdrawals may reduce the value of the guaranteed benefit by an amount greater than the amount withdrawn and could result in termination of the benefit. See The Contracts – Surrender and Withdrawals and Guaranteed Withdrawal Benefit. Transfer Risk. Your ability to transfer amounts between investment options is subject to restrictions. You are generally restricted to no more than 12 transfers per Contract Year. There are also restrictions on the minimum amount that may be transferred from a variable option and the maximum amount that may be transferred from the fixed account option. If permitted by your Contract, we may discontinue accepting transfers into the fixed side of the contract at any time. Your ability to transfer between investment options will also be restricted as a result of Investment Requirements. Deduction of Advisory Fee Risk. This deduction of advisory fees from Contract Value may reduce the Death Benefit and other guaranteed benefits, and may be subject to federal and state income taxes and a 10% federal penalty tax. See The Contracts – Advisory Fee Withdrawals. Fee and Expense Risk. You are subject to the risk that we may increase certain contract fees and charges, and that underlying fund expenses may increase. Tax Risk. You do not receive any additional tax deferral under a Contract purchased through a tax-qualified plan or IRA. Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½. Investments of the VAA must be diversified, and federal income tax law limits your right to choose particular investments of the Contract. We will withhold the taxable portion of each distribution made under a Contract unless you notify us in writing prior to the distribution that tax Is not to be withheld. Financial Strength and Claims-Paying Ability Risk. An investment in the Contract is subject to the risks related to us, Lincoln Life. Any obligations, guarantees, or benefits of the Contract are funded by our general account and are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. Cybersecurity and Business Interruption Risks. We rely heavily on interconnected computer systems and digital data to conduct our annuity business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks, including ransomware and malware attacks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines, litigation, and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract due to system disruptions, cyber-attacks or information security breaches in the future. In addition to cyber security risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic (such as COVID-19), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. They could also result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of contract-related transactions, including orders from Contractowners. Disasters may negatively affect the computer and other systems on which we rely, impact our ability to calculate accumulation unit values, or have other possible negative impacts. They may also impact the issuers of securities in which the underlying funds invest, which may negatively affect the value of the underlying funds and the value of your Contract. There can be no assurance that we or the underlying funds or our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters.
Investment Restrictions [Text Block]	•We reserve the right to remove or substitute any funds as investment options that are available under the Contract.•Investment Requirements apply to the Guaranteed Withdrawal Benefit.
Tax Implications [Text Block]	•Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.•If you purchase the Contract through a tax-qualified plan or IRA, you do not get any additional tax deferral under the Contract.•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
Investment Professional Compensation [Text Block]	•Your financial professional may receive compensation for selling this Contract to you, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. We may share the revenue we earn on this Contract with your investment professional’s firm.•This potential conflict of interest may influence your financial professional to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.
Exchanges [Text Block]	You should only exchange a contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new Contract rather than continue to own your existing contract.
Item 4. Fee Table [Text Block]	Fee Tables The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract Specifications page for information about the specific fees you will pay each year based on the options you have elected. These charges do not reflect any advisory fees paid to a financial intermediary from Contract Value or other assets of the Contractowner. If such charges were reflected, the ongoing fees and expenses would be higher. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract or transfer Contract Value between investment options. State premium taxes may also be deducted. TRANSACTION EXPENSES
There are no sales charges, deferred sales charges, or surrender charges associated with this Contract.
The following table describes the fees and expenses that you will pay each year during the time that you own the Contract, not including fund fees and expenses.   ANNUAL CONTRACT EXPENSES
Base Contract Expense (as a percentage of average Account Value in the Subaccounts):
Base Contract Expense	0.25%

Guaranteed Withdrawal Benefit[1]
Guaranteed Maximum Annual Charge	2.00%
Current Annual Charge	1.00%
(1)As percentage of the Income Base established at the time of the contract issue, as increased Automatic Step-ups and decreased upon an Excess Withdrawal. This charge is deducted from the Contract Value on a quarterly basis.  The next table shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the Contract. The expenses are for the year ended December 31, 2022. A complete list of funds available under the Contract, including their annual expenses, may be found in an appendix to this prospectus. See Appendix A: Funds Available Under the Contract.
Annual Fund Expenses	Minimum	Maximum
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before reimbursements.	0.48%	1.71%
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses after any waivers or expense reimbursements.[1]	0.48%	1.48%
[1]Any expense waivers or reimbursements will remain in effect until at least April 30, 2024, and can only be terminated early with approval by the fund’s board of directors.
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.25%
Annual Portfolio Company Expenses [Table Text Block]	The next table shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the Contract. The expenses are for the year ended December 31, 2022. A complete list of funds available under the Contract, including their annual expenses, may be found in an appendix to this prospectus. See Appendix A: Funds Available Under the Contract.
Annual Fund Expenses	Minimum	Maximum
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before reimbursements.	0.48%	1.71%
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses after any waivers or expense reimbursements.[1]	0.48%	1.48%
[1]Any expense waivers or reimbursements will remain in effect until at least April 30, 2024, and can only be terminated early with approval by the fund’s board of directors.
Portfolio Company Expenses [Text Block]	Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before reimbursements.
Portfolio Company Expenses Minimum [Percent]	0.48%
Portfolio Company Expenses Maximum [Percent]	1.71%
Surrender Example [Table Text Block]
1 year	3 years	5 years	10 years
$3,972	$12,036	$20,264	$41,574

Item 10. Benefits Available (N-4) [Text Block]	Benefits Available Under the Contract The following table summarize information about the benefits available under the Contract. A detailed description of each benefit follows the table.
Benefits Available [Table Text Block]
Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Account Value Death Benefit	Provides a death benefit equal to the Contract Value.	•0.25%	•Poor investment performance could significantly reduce the benefit. •Withdrawals could significantly reduce the benefit.
Guaranteed Withdrawal Benefit	•Guaranteed lifetime periodic withdrawals; •Automatic step-ups of the Income Base.	•2.00%	•Excess Withdrawals could significantly reduce or terminate the benefit. •Investment Requirements apply.
Portfolio Rebalancing	Allows you to automatically reallocate your Contract Value among investment options on a periodic basis based on your standing allocation instructions.	None	•N/A
Automatic Withdrawal Service	Allows you to take periodic withdrawals from your Contract automatically.	None	•N/A
Advisory Fee Withdrawals	Allows you to take withdrawals from your Contract to pay the advisory fees.	None
•May not be available in all states.
•You may take Advisory Fee Withdrawals
up to 1.25% annually without negatively
impacting your rider guarantees.
•The deduction of advisory fees from
Contract Value may reduce the Death
Benefit and other guaranteed benefits
(unless the requirements listed above are
met), and may be subject to federal and
state income taxes and a 10% federal
penalty tax.

Name of Benefit [Text Block]	Name of Benefit
Purpose of Benefit [Text Block]	Purpose
Brief Restrictions / Limitations [Text Block]	Brief Description of Restrictions / Limitations
Name of Benefit [Text Block]	Name of Benefit
Benefit Standard or Optional [Text Block]	Benefits
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A — Funds Available Under The ContractThe following is a list of funds currently available under the Contract. Investment Requirements related to the Guaranteed Withdrawal Benefit limit your ability to invest in certain funds. Current performance of the Subaccounts can be found at www.lfg.com/VAprospectus. More information about the funds is available in the Fund’s prospectus, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information and current fund performance at no cost by calling 1-800-234-3500 or by sending an email request to CustServSupportTeam@lfg.com. The current expenses and performance information below reflects fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed- income securities.	American Century VP Balanced Fund - Class II	1.08%[2]	-17.47%	4.18%	N/A
Long-term capital growth, income is secondary objective.	American Century VP Large Company Value Fund - Class II	0.87%[2]	-0.46%	7.70%	10.12%
Long-term capital appreciation.	Delaware VIP® Emerging Markets Series - Service Class[3]	1.48%[2]	-27.81%	-2.19%	2.06%
Capital Appreciation.	Delaware VIP® Small Cap Value Series - Service Class[3]	1.08%	-12.36%	4.04%	8.92%
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund - Series II Shares	1.16%	-18.50%	1.26%	4.15%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP American Balanced Allocation Fund - Service Class	0.92%[2]	-14.92%	4.04%	5.84%
A balance between a high level of current income and growth of capital. A fund of funds.	LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	0.94%	-15.82%	2.43%	4.28%
Long-term growth of capital. A master- feeder fund.	LVIP American Global Growth Fund - Service Class II	1.04%	-25.02%	6.67%	9.74%
Growth of capital. A master-feeder fund.	LVIP American Growth Fund - Service Class II	0.95%	-30.19%	10.74%	13.24%
Long-term growth of capital and income. A master-feeder fund.	LVIP American Growth-Income Fund - Service Class II	0.89%	-16.80%	7.45%	11.15%
A high level of current income with some consideration given to growth of capital. A fund of funds.	LVIP American Income Allocation Fund - Service Class	0.92%[2]	-13.70%	3.05%	4.33%
Long-term growth of capital. A master- feeder fund.	LVIP American International Fund - Service Class II	1.16%	-21.07%	-1.40%	3.53%
Capital Appreciation.	LVIP Baron Growth Opportunities Fund - Service Class	1.15%[2]	-25.83%	9.12%	11.26%
High total investment return.	LVIP BlackRock Global Allocation Fund - Service Class	0.98%[2]	-15.58%	N/A	N/A
To maximize real return, consistent with preservation of real capital and prudent investment management.	LVIP BlackRock Inflation Protected Bond Fund - Service Class	0.80%	-4.95%	1.94%	0.55%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Total return through a combination of current income and long-term capital appreciation.	LVIP BlackRock Real Estate Fund - Service Class (formerly LVIP BlackRock Global Real Estate Fund)	1.06%[2]	-28.82%	0.20%	2.66%
Maximum current income (yield) consistent with a prudent investment strategy.	LVIP Delaware Bond Fund - Service Class[3]	0.72%	-14.00%	-0.18%	0.82%
Total return.	LVIP Delaware Diversified Floating Rate Fund - Service Class[3]	0.88%[2]	-0.16%	1.08%	0.95%
Maximum long-term total return consistent with reasonable risk.	LVIP Delaware Diversified Income Fund - Service Class[3]	0.84%[2]	-14.12%	0.12%	1.07%
Maximum total return, consistent with reasonable risk.	LVIP Delaware Limited-Term Diversified Income Fund - Service Class[3]	0.83%[2]	-4.40%	0.65%	0.76%
To maximize long-term capital appreciation.	LVIP Delaware Mid Cap Value Fund - Service Class[3]	0.77%	-9.19%	5.71%	10.26%
Long-term capital appreciation.	LVIP Delaware SMID Cap Core Fund - Service Class[3]	1.10%[2]	-13.99%	5.78%	10.18%
To maximize long-term capital appreciation.	LVIP Delaware Social Awareness Fund - Service Class[3]	0.79%	-19.99%	8.50%	11.39%
Maximum long-term total return, with capital appreciation as a secondary objective.	LVIP Delaware U.S. REIT Fund - Service Class[3] (formerly LVIP Delaware REIT Fund)	1.13%[2]	-25.53%	2.10%	4.92%
Long-term capital appreciation.	LVIP Delaware Value Fund - Service Class[3]	0.99%[2]	-3.56%	6.46%	10.33%
To provide a responsible level of income and the potential for capital appreciation.	LVIP Delaware Wealth Builder Fund - Service Class[3]	0.96%[2]	-11.43%	2.61%	5.13%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	0.74%[2]	-15.54%	8.33%	11.60%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Service Class (formerly LVIP SSGA Emerging Markets 100 Fund)	0.71%[2]	-12.05%	-1.71%	0.09%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor International Equity Fund - Service Class (formerly LVIP SSGA Developed International 150 Fund)	0.65%[2]	-7.24%	-0.50%	4.26%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Service Class (formerly LVIP SSGA Large Cap 100 Fund)	0.61%[2]	-10.20%	6.44%	11.40%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Service Class (formerly LVIP SSGA Small-Mid Cap 200 Fund)	0.64%[2]	-12.67%	4.90%	8.53%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Global Moderate Allocation Managed Risk Fund - Service Class	0.99%[2]	-17.58%	0.86%	3.30%
Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).	LVIP Government Money Market Fund - Service Class	0.66%	1.14%	0.81%	0.43%
Current income and some capital appreciation. A fund of funds.	LVIP JPMorgan Retirement Income Fund - Service Class	0.91%[2]	-13.55%	1.53%	3.47%
Long-term capital appreciation.	LVIP MFS International Growth Fund - Service Class	1.04%[2]	-14.50%	4.77%	6.21%
Capital Appreciation.	LVIP MFS Value Fund - Service Class	0.87%[2]	-6.31%	7.11%	10.81%
Current income consistent with the preservation of capital.	LVIP Mondrian Global Income Fund - Service Class (formerly LVIP Global Income Fund)	0.89%[2]	-15.34%	-1.57%	-0.67%
Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.	LVIP Mondrian International Value Fund - Service Class	1.01%[2]	-10.98%	-0.50%	3.34%
To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.	LVIP SSGA Bond Index Fund - Service Class	0.62%[2]	-13.66%	-0.57%	0.45%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP SSGA International Index Fund - Service Class	0.62%[2]	-14.53%	1.24%	4.06%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderate Index Allocation Fund - Service Class	0.75%	-15.62%	3.07%	4.97%
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP SSGA S&P 500 Index Fund - Service Class[4]	0.48%	-18.51%	8.88%	12.01%
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP SSGA Small-Cap Index Fund - Service Class	0.63%[2]	-20.98%	3.43%	8.28%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Structured Moderate Allocation Fund - Service Class (formerly LVIP SSGA Moderate Structured Allocation Fund)	0.82%	-13.38%	2.73%	4.93%
Long-term capital growth.	LVIP T. Rowe Price Growth Stock Fund - Service Class	0.92%[2]	-40.87%	4.52%	10.83%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
To maximize capital appreciation.	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	0.98%[2]	-24.71%	8.28%	11.72%
Capital growth.	LVIP Wellington Capital Growth Fund - Service Class	0.94%[2]	-33.49%	9.59%	13.41%
Long-term capital appreciation.	LVIP Wellington SMID Cap Value Fund - Service Class	1.04%[2]	-10.23%	5.29%	8.90%
Total return.	MFS® VIT Utilities Series - Service Class	1.03%[2]	0.48%	8.73%	8.35%
[1]The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the fund or the fund company.[2]This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.[3]Investments in Delaware VIP Series, Delaware Funds, Ivy Variable Insurance Portfolios, Ivy Funds, LVIP Delaware Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return.[4]The Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by one or more of the portfolio’s service providers (licensee). S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by licensee. The Index is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, none of such partiesmake any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.[5]“Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Invesco V.I. Equally-Weighted S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund.[6]Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.
Prospectuses Available [Text Block]	The following is a list of funds currently available under the Contract. Investment Requirements related to the Guaranteed Withdrawal Benefit limit your ability to invest in certain funds. Current performance of the Subaccounts can be found at www.lfg.com/VAprospectus. More information about the funds is available in the Fund’s prospectus, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information and current fund performance at no cost by calling 1-800-234-3500 or by sending an email request to CustServSupportTeam@lfg.com. The current expenses and performance information below reflects fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed- income securities.	American Century VP Balanced Fund - Class II	1.08%[2]	-17.47%	4.18%	N/A
Long-term capital growth, income is secondary objective.	American Century VP Large Company Value Fund - Class II	0.87%[2]	-0.46%	7.70%	10.12%
Long-term capital appreciation.	Delaware VIP® Emerging Markets Series - Service Class[3]	1.48%[2]	-27.81%	-2.19%	2.06%
Capital Appreciation.	Delaware VIP® Small Cap Value Series - Service Class[3]	1.08%	-12.36%	4.04%	8.92%
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund - Series II Shares	1.16%	-18.50%	1.26%	4.15%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP American Balanced Allocation Fund - Service Class	0.92%[2]	-14.92%	4.04%	5.84%
A balance between a high level of current income and growth of capital. A fund of funds.	LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	0.94%	-15.82%	2.43%	4.28%
Long-term growth of capital. A master- feeder fund.	LVIP American Global Growth Fund - Service Class II	1.04%	-25.02%	6.67%	9.74%
Growth of capital. A master-feeder fund.	LVIP American Growth Fund - Service Class II	0.95%	-30.19%	10.74%	13.24%
Long-term growth of capital and income. A master-feeder fund.	LVIP American Growth-Income Fund - Service Class II	0.89%	-16.80%	7.45%	11.15%
A high level of current income with some consideration given to growth of capital. A fund of funds.	LVIP American Income Allocation Fund - Service Class	0.92%[2]	-13.70%	3.05%	4.33%
Long-term growth of capital. A master- feeder fund.	LVIP American International Fund - Service Class II	1.16%	-21.07%	-1.40%	3.53%
Capital Appreciation.	LVIP Baron Growth Opportunities Fund - Service Class	1.15%[2]	-25.83%	9.12%	11.26%
High total investment return.	LVIP BlackRock Global Allocation Fund - Service Class	0.98%[2]	-15.58%	N/A	N/A
To maximize real return, consistent with preservation of real capital and prudent investment management.	LVIP BlackRock Inflation Protected Bond Fund - Service Class	0.80%	-4.95%	1.94%	0.55%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Total return through a combination of current income and long-term capital appreciation.	LVIP BlackRock Real Estate Fund - Service Class (formerly LVIP BlackRock Global Real Estate Fund)	1.06%[2]	-28.82%	0.20%	2.66%
Maximum current income (yield) consistent with a prudent investment strategy.	LVIP Delaware Bond Fund - Service Class[3]	0.72%	-14.00%	-0.18%	0.82%
Total return.	LVIP Delaware Diversified Floating Rate Fund - Service Class[3]	0.88%[2]	-0.16%	1.08%	0.95%
Maximum long-term total return consistent with reasonable risk.	LVIP Delaware Diversified Income Fund - Service Class[3]	0.84%[2]	-14.12%	0.12%	1.07%
Maximum total return, consistent with reasonable risk.	LVIP Delaware Limited-Term Diversified Income Fund - Service Class[3]	0.83%[2]	-4.40%	0.65%	0.76%
To maximize long-term capital appreciation.	LVIP Delaware Mid Cap Value Fund - Service Class[3]	0.77%	-9.19%	5.71%	10.26%
Long-term capital appreciation.	LVIP Delaware SMID Cap Core Fund - Service Class[3]	1.10%[2]	-13.99%	5.78%	10.18%
To maximize long-term capital appreciation.	LVIP Delaware Social Awareness Fund - Service Class[3]	0.79%	-19.99%	8.50%	11.39%
Maximum long-term total return, with capital appreciation as a secondary objective.	LVIP Delaware U.S. REIT Fund - Service Class[3] (formerly LVIP Delaware REIT Fund)	1.13%[2]	-25.53%	2.10%	4.92%
Long-term capital appreciation.	LVIP Delaware Value Fund - Service Class[3]	0.99%[2]	-3.56%	6.46%	10.33%
To provide a responsible level of income and the potential for capital appreciation.	LVIP Delaware Wealth Builder Fund - Service Class[3]	0.96%[2]	-11.43%	2.61%	5.13%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	0.74%[2]	-15.54%	8.33%	11.60%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Service Class (formerly LVIP SSGA Emerging Markets 100 Fund)	0.71%[2]	-12.05%	-1.71%	0.09%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor International Equity Fund - Service Class (formerly LVIP SSGA Developed International 150 Fund)	0.65%[2]	-7.24%	-0.50%	4.26%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Service Class (formerly LVIP SSGA Large Cap 100 Fund)	0.61%[2]	-10.20%	6.44%	11.40%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Service Class (formerly LVIP SSGA Small-Mid Cap 200 Fund)	0.64%[2]	-12.67%	4.90%	8.53%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Global Moderate Allocation Managed Risk Fund - Service Class	0.99%[2]	-17.58%	0.86%	3.30%
Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).	LVIP Government Money Market Fund - Service Class	0.66%	1.14%	0.81%	0.43%
Current income and some capital appreciation. A fund of funds.	LVIP JPMorgan Retirement Income Fund - Service Class	0.91%[2]	-13.55%	1.53%	3.47%
Long-term capital appreciation.	LVIP MFS International Growth Fund - Service Class	1.04%[2]	-14.50%	4.77%	6.21%
Capital Appreciation.	LVIP MFS Value Fund - Service Class	0.87%[2]	-6.31%	7.11%	10.81%
Current income consistent with the preservation of capital.	LVIP Mondrian Global Income Fund - Service Class (formerly LVIP Global Income Fund)	0.89%[2]	-15.34%	-1.57%	-0.67%
Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.	LVIP Mondrian International Value Fund - Service Class	1.01%[2]	-10.98%	-0.50%	3.34%
To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.	LVIP SSGA Bond Index Fund - Service Class	0.62%[2]	-13.66%	-0.57%	0.45%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP SSGA International Index Fund - Service Class	0.62%[2]	-14.53%	1.24%	4.06%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderate Index Allocation Fund - Service Class	0.75%	-15.62%	3.07%	4.97%
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP SSGA S&P 500 Index Fund - Service Class[4]	0.48%	-18.51%	8.88%	12.01%
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP SSGA Small-Cap Index Fund - Service Class	0.63%[2]	-20.98%	3.43%	8.28%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Structured Moderate Allocation Fund - Service Class (formerly LVIP SSGA Moderate Structured Allocation Fund)	0.82%	-13.38%	2.73%	4.93%
Long-term capital growth.	LVIP T. Rowe Price Growth Stock Fund - Service Class	0.92%[2]	-40.87%	4.52%	10.83%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
To maximize capital appreciation.	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	0.98%[2]	-24.71%	8.28%	11.72%
Capital growth.	LVIP Wellington Capital Growth Fund - Service Class	0.94%[2]	-33.49%	9.59%	13.41%
Long-term capital appreciation.	LVIP Wellington SMID Cap Value Fund - Service Class	1.04%[2]	-10.23%	5.29%	8.90%
Total return.	MFS® VIT Utilities Series - Service Class	1.03%[2]	0.48%	8.73%	8.35%

Portfolio Company Objective [Text Block]	Investment Objective
Temporary Fee Reductions, Current Expenses [Text Block]	This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
Lincoln PathBuilder Income IRA | ShortTermInvestmentRiskMember
Prospectus:
Principal Risk [Text Block]	Short-Term Investment Risk. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income also mean that the Contract is more beneficial to investors with a long-term horizon.
Lincoln PathBuilder Income IRA | VariableOptionRiskMember
Prospectus:
Principal Risk [Text Block]	Variable Option Risk. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the Subaccounts, which invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccounts you select. Each underlying fund is subject to its own investment risks. When you invest in a Subaccount, you are exposed to the investment risks of the underlying fund.
Lincoln PathBuilder Income IRA | InvestmentRequirementsRiskMember
Prospectus:
Principal Risk [Text Block]	Investment Requirements Risk. You will be subject to Investment Requirements, which means you may not be permitted to invest in certain investment options or you may be permitted to invest in certain investment options only to a limited extent. Failing to satisfy applicable Investment Requirements may result in the termination of your benefit. We impose Investment Requirements to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a benefit. In turn, your compliance with the Investment Requirements could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and the value of your guaranteed benefits. See Appendix B – Investment Requirements. Your ability to transfer between investment options may also be restricted as a result of Investment Requirements.
Lincoln PathBuilder Income IRA | ManagedVolatilityFundRiskMember
Prospectus:
Principal Risk [Text Block]	Managed Volatility Fund Risk. Certain underlying funds may employ risk management strategies to provide for downside protection during sharp downward movements in equity markets. These funds usually, but not always, have “Managed Risk” or “Managed Volatility” in the name of the fund. These strategies could limit the upside participation of the fund in rising equity markets relative to other funds. Risk management strategies, in periods of high market volatility, could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and the value of your guaranteed benefits. For more information on these funds and their risk management strategies, please see the funds’ prospectuses.
Lincoln PathBuilder Income IRA | WithdrawalRiskIlliquidityRiskMember
Prospectus:
Principal Risk [Text Block]	Withdrawal Risk (Illiquidity Risk). You should carefully consider the risks associated with taking a withdrawal or surrender under the Contract. Any withdrawals will reduce the value of your Contract or the amount of money that you ultimately receive and could result in termination of the Contract. The proceeds of your withdrawal or surrender may be subject to ordinary income taxes, including a tax penalty if you are younger than age 59½. You should also consider the impact that a withdrawal may have on the standard and optional benefits under your Contract. For example, Excess Withdrawals or early withdrawals may reduce the value of the guaranteed benefit by an amount greater than the amount withdrawn and could result in termination of the benefit. See The Contracts – Surrender and Withdrawals and Guaranteed Withdrawal Benefit.
Lincoln PathBuilder Income IRA | TransferRiskMember
Prospectus:
Principal Risk [Text Block]	Transfer Risk. Your ability to transfer amounts between investment options is subject to restrictions. You are generally restricted to no more than 12 transfers per Contract Year. There are also restrictions on the minimum amount that may be transferred from a variable option and the maximum amount that may be transferred from the fixed account option. If permitted by your Contract, we may discontinue accepting transfers into the fixed side of the contract at any time. Your ability to transfer between investment options will also be restricted as a result of Investment Requirements.
Lincoln PathBuilder Income IRA | DeductionofAdvisoryFeeRiskMember
Prospectus:
Principal Risk [Text Block]	Deduction of Advisory Fee Risk. This deduction of advisory fees from Contract Value may reduce the Death Benefit and other guaranteed benefits, and may be subject to federal and state income taxes and a 10% federal penalty tax. See The Contracts – Advisory Fee Withdrawals.
Lincoln PathBuilder Income IRA | FeeandExpenseRiskMember
Prospectus:
Principal Risk [Text Block]	Fee and Expense Risk. You are subject to the risk that we may increase certain contract fees and charges, and that underlying fund expenses may increase.
Lincoln PathBuilder Income IRA | TaxRiskMember
Prospectus:
Principal Risk [Text Block]	Tax Risk. You do not receive any additional tax deferral under a Contract purchased through a tax-qualified plan or IRA. Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½. Investments of the VAA must be diversified, and federal income tax law limits your right to choose particular investments of the Contract. We will withhold the taxable portion of each distribution made under a Contract unless you notify us in writing prior to the distribution that tax Is not to be withheld.
Lincoln PathBuilder Income IRA | FinancialStrengthandClaimsPayingAbilityRiskMember
Prospectus:
Principal Risk [Text Block]	Financial Strength and Claims-Paying Ability Risk. An investment in the Contract is subject to the risks related to us, Lincoln Life. Any obligations, guarantees, or benefits of the Contract are funded by our general account and are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.
Lincoln PathBuilder Income IRA | CybersecurityandBusinessInteruptionRiskMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity and Business Interruption Risks. We rely heavily on interconnected computer systems and digital data to conduct our annuity business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks, including ransomware and malware attacks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines, litigation, and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract due to system disruptions, cyber-attacks or information security breaches in the future. In addition to cyber security risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic (such as COVID-19), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. They could also result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of contract-related transactions, including orders from Contractowners. Disasters may negatively affect the computer and other systems on which we rely, impact our ability to calculate accumulation unit values, or have other possible negative impacts. They may also impact the issuers of securities in which the underlying funds invest, which may negatively affect the value of the underlying funds and the value of your Contract. There can be no assurance that we or the underlying funds or our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters.
Lincoln PathBuilder Income IRA | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract, including loss of principal.
Principal Risk [Text Block]	Risk of Loss. You can lose money by investing in this Contract, including loss of principal. Any guarantees under the Guaranteed Withdrawal Benefit will be lost if your Contract Value is fully withdrawn or your Contract is liquidated. Neither the U.S. Government nor any federal agency insures or guarantees your investment in the Contract.
Lincoln PathBuilder Income IRA | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	This Contract is not designed for short-term investing and may not be appropriate for the investor who needs ready access to cash.•The benefits of tax deferral, long-term income, and living benefit protections also mean the Contract is more beneficial to investors with a long-term investment horizon.
Lincoln PathBuilder Income IRA | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	An investment in this Contract is subject to the risk of poor investment performance of the investment options you choose. Performance can vary depending on the performance of the investment options available under the Contract.•Each investment option has its own unique risks.•You should review the investment options before making an investment decision.
Lincoln PathBuilder Income IRA | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Contract is subject to the risks related to us. Any obligations, guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln Life, including our financial strength ratings, is available upon request by calling 1-800-454-6265 or visiting www.LincolnFinancial.com.
Lincoln PathBuilder Income IRA | AmericanCenturyVPBalancedFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
Portfolio Company Name [Text Block]	American Century VP Balanced Fund - Class II
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(17.47%)
Average Annual Total Returns, 5 Years [Percent]	4.18%
Lincoln PathBuilder Income IRA | AmericanCenturyVPLargeCompanyValueFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital growth, income is secondary objective.
Portfolio Company Name [Text Block]	American Century VP Large Company Value Fund - Class II
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(0.46%)
Average Annual Total Returns, 5 Years [Percent]	7.70%
Average Annual Total Returns, 10 Years [Percent]	10.12%
Lincoln PathBuilder Income IRA | DelawareVIPEmergingMarketsSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	Delaware VIP® Emerging Markets Series - Service Class
Current Expenses [Percent]	1.48%
Average Annual Total Returns, 1 Year [Percent]	(27.81%)
Average Annual Total Returns, 5 Years [Percent]	(2.19%)
Average Annual Total Returns, 10 Years [Percent]	2.06%
Lincoln PathBuilder Income IRA | DelawareVIPSmallCapValueSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Name [Text Block]	Delaware VIP® Small Cap Value Series - Service Class
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(12.36%)
Average Annual Total Returns, 5 Years [Percent]	4.04%
Average Annual Total Returns, 10 Years [Percent]	8.92%
Lincoln PathBuilder Income IRA | InvescoVIEQVInternationalEquityFundSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	Invesco V.I. EQV International Equity Fund - Series II Shares
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(18.50%)
Average Annual Total Returns, 5 Years [Percent]	1.26%
Average Annual Total Returns, 10 Years [Percent]	4.15%
Lincoln PathBuilder Income IRA | LVIPAmericanBalancedAllocationFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP American Balanced Allocation Fund - Service Class
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(14.92%)
Average Annual Total Returns, 5 Years [Percent]	4.04%
Average Annual Total Returns, 10 Years [Percent]	5.84%
Lincoln PathBuilder Income IRA | LVIPAmericanGlobalBalancedAllocationManagedRiskFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP American Global Balanced Allocation Managed Risk Fund - Service Class
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(15.82%)
Average Annual Total Returns, 5 Years [Percent]	2.43%
Average Annual Total Returns, 10 Years [Percent]	4.28%
Lincoln PathBuilder Income IRA | LVIPAmericanGlobalGrowthFundServiceClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital. A master-feeder fund.
Portfolio Company Name [Text Block]	LVIP American Global Growth Fund - Service Class II
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(25.02%)
Average Annual Total Returns, 5 Years [Percent]	6.67%
Average Annual Total Returns, 10 Years [Percent]	9.74%
Lincoln PathBuilder Income IRA | LVIPAmericanGrowthFundServiceClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Growth of capital. A master-feeder fund.
Portfolio Company Name [Text Block]	LVIP American Growth Fund - Service Class II
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(30.19%)
Average Annual Total Returns, 5 Years [Percent]	10.74%
Average Annual Total Returns, 10 Years [Percent]	13.24%
Lincoln PathBuilder Income IRA | LVIPAmericanGrowthIncomeFundServiceClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital and income. A master-feeder fund.
Portfolio Company Name [Text Block]	LVIP American Growth-Income Fund - Service Class II
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(16.80%)
Average Annual Total Returns, 5 Years [Percent]	7.45%
Average Annual Total Returns, 10 Years [Percent]	11.15%
Lincoln PathBuilder Income IRA | LVIPAmericanIncomeAllocationFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	A high level of current income with some consideration given to growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP American Income Allocation Fund - Service Class
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(13.70%)
Average Annual Total Returns, 5 Years [Percent]	3.05%
Average Annual Total Returns, 10 Years [Percent]	4.33%
Lincoln PathBuilder Income IRA | LVIPAmericanInternationalFundServiceClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital. A master-feeder fund.
Portfolio Company Name [Text Block]	LVIP American International Fund - Service Class II
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(21.07%)
Average Annual Total Returns, 5 Years [Percent]	(1.40%)
Average Annual Total Returns, 10 Years [Percent]	3.53%
Lincoln PathBuilder Income IRA | LVIPBaronGrowthOpportunitiesFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Name [Text Block]	LVIP Baron Growth Opportunities Fund - Service Class
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(25.83%)
Average Annual Total Returns, 5 Years [Percent]	9.12%
Average Annual Total Returns, 10 Years [Percent]	11.26%
Lincoln PathBuilder Income IRA | LVIPBlackRockGlobalAllocationFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	High total investment return.
Portfolio Company Name [Text Block]	LVIP BlackRock Global Allocation Fund - Service Class
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(15.58%)
Lincoln PathBuilder Income IRA | LVIPBlackRockInflationProtectedBondFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize real return, consistent with preservation of real capital and prudent investment management.
Portfolio Company Name [Text Block]	LVIP BlackRock Inflation Protected Bond Fund - Service Class
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(4.95%)
Average Annual Total Returns, 5 Years [Percent]	1.94%
Average Annual Total Returns, 10 Years [Percent]	0.55%
Lincoln PathBuilder Income IRA | LVIPBlackRockRealEstateFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Total return through a combination of current income and long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP BlackRock Real Estate Fund - Service Class
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(28.82%)
Average Annual Total Returns, 5 Years [Percent]	0.20%
Average Annual Total Returns, 10 Years [Percent]	2.66%
Lincoln PathBuilder Income IRA | LVIPDelawareBondFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Maximum current income (yield) consistent with a prudent investment strategy.
Portfolio Company Name [Text Block]	LVIP Delaware Bond Fund - Service Class
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(14.00%)
Average Annual Total Returns, 5 Years [Percent]	(0.18%)
Average Annual Total Returns, 10 Years [Percent]	0.82%
Lincoln PathBuilder Income IRA | LVIPDelawareDiversifiedFloatingRateFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Total return.
Portfolio Company Name [Text Block]	LVIP Delaware Diversified Floating Rate Fund - Service Class
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(0.16%)
Average Annual Total Returns, 5 Years [Percent]	1.08%
Average Annual Total Returns, 10 Years [Percent]	0.95%
Lincoln PathBuilder Income IRA | LVIPDelawareDiversifiedIncomeFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Maximum long-term total return consistent with reasonable risk.
Portfolio Company Name [Text Block]	LVIP Delaware Diversified Income Fund - Service Class
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(14.12%)
Average Annual Total Returns, 5 Years [Percent]	0.12%
Average Annual Total Returns, 10 Years [Percent]	1.07%
Lincoln PathBuilder Income IRA | LVIPDelawareLimitedTermDiversifiedIncomeFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Maximum total return, consistent with reasonable risk.
Portfolio Company Name [Text Block]	LVIP Delaware Limited-Term Diversified Income Fund - Service Class
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(4.40%)
Average Annual Total Returns, 5 Years [Percent]	0.65%
Average Annual Total Returns, 10 Years [Percent]	0.76%
Lincoln PathBuilder Income IRA | LVIPDelawareMidCapValueFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Delaware Mid Cap Value Fund - Service Class
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(9.19%)
Average Annual Total Returns, 5 Years [Percent]	5.71%
Average Annual Total Returns, 10 Years [Percent]	10.26%
Lincoln PathBuilder Income IRA | LVIPDelawareSMIDCapCoreFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Delaware SMID Cap Core Fund - Service Class
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(13.99%)
Average Annual Total Returns, 5 Years [Percent]	5.78%
Average Annual Total Returns, 10 Years [Percent]	10.18%
Lincoln PathBuilder Income IRA | LVIPDelawareSocialAwarenessFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Delaware Social Awareness Fund - Service Class
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(19.99%)
Average Annual Total Returns, 5 Years [Percent]	8.50%
Average Annual Total Returns, 10 Years [Percent]	11.39%
Lincoln PathBuilder Income IRA | LVIPDelawareUSREITFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Maximum long-term total return, with capital appreciation as a secondary objective.
Portfolio Company Name [Text Block]	LVIP Delaware U.S. REIT Fund - Service Class
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(25.53%)
Average Annual Total Returns, 5 Years [Percent]	2.10%
Average Annual Total Returns, 10 Years [Percent]	4.92%
Lincoln PathBuilder Income IRA | LVIPDelawareValueFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Delaware Value Fund - Service Class
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(3.56%)
Average Annual Total Returns, 5 Years [Percent]	6.46%
Average Annual Total Returns, 10 Years [Percent]	10.33%
Lincoln PathBuilder Income IRA | LVIPDelawareWealthBuilderFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To provide a responsible level of income and the potential for capital appreciation.
Portfolio Company Name [Text Block]	LVIP Delaware Wealth Builder Fund - Service Class
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(11.43%)
Average Annual Total Returns, 5 Years [Percent]	2.61%
Average Annual Total Returns, 10 Years [Percent]	5.13%
Lincoln PathBuilder Income IRA | LVIPDimensionalUSCoreEquity1FundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Dimensional U.S. Core Equity 1 Fund - Service Class
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	(15.54%)
Average Annual Total Returns, 5 Years [Percent]	8.33%
Average Annual Total Returns, 10 Years [Percent]	11.60%
Lincoln PathBuilder Income IRA | LVIPFranklinTempletonMultiFactorEmergingMarketsEquityFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Service Class
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(12.05%)
Average Annual Total Returns, 5 Years [Percent]	(1.71%)
Average Annual Total Returns, 10 Years [Percent]	0.09%
Lincoln PathBuilder Income IRA | LVIPFranklinTempletonMultiFactorInternationalEquityFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Multi-Factor International Equity Fund - Service Class
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(7.24%)
Average Annual Total Returns, 5 Years [Percent]	(0.50%)
Average Annual Total Returns, 10 Years [Percent]	4.26%
Lincoln PathBuilder Income IRA | LVIPFranklinTempletonMultiFactorLargeCapEquityFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Service Class
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(10.20%)
Average Annual Total Returns, 5 Years [Percent]	6.44%
Average Annual Total Returns, 10 Years [Percent]	11.40%
Lincoln PathBuilder Income IRA | LVIPFranklinTempletonMultiFactorSMIDCapEquityFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(12.67%)
Average Annual Total Returns, 5 Years [Percent]	4.90%
Average Annual Total Returns, 10 Years [Percent]	8.53%
Lincoln PathBuilder Income IRA | LVIPGlobalModerateAllocationManagedRiskFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Global Moderate Allocation Managed Risk Fund - Service Class
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(17.58%)
Average Annual Total Returns, 5 Years [Percent]	0.86%
Average Annual Total Returns, 10 Years [Percent]	3.30%
Lincoln PathBuilder Income IRA | LVIPGovernmentMoneyMarketFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).
Portfolio Company Name [Text Block]	LVIP Government Money Market Fund - Service Class
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	1.14%
Average Annual Total Returns, 5 Years [Percent]	0.81%
Average Annual Total Returns, 10 Years [Percent]	0.43%
Lincoln PathBuilder Income IRA | LVIPJPMorganRetirementIncomeFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Current income and some capital appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP JPMorgan Retirement Income Fund - Service Class
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(13.55%)
Average Annual Total Returns, 5 Years [Percent]	1.53%
Average Annual Total Returns, 10 Years [Percent]	3.47%
Lincoln PathBuilder Income IRA | LVIPMFSInternationalGrowthFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP MFS International Growth Fund - Service Class
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(14.50%)
Average Annual Total Returns, 5 Years [Percent]	4.77%
Average Annual Total Returns, 10 Years [Percent]	6.21%
Lincoln PathBuilder Income IRA | LVIPMFSValueFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Name [Text Block]	LVIP MFS Value Fund - Service Class
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(6.31%)
Average Annual Total Returns, 5 Years [Percent]	7.11%
Average Annual Total Returns, 10 Years [Percent]	10.81%
Lincoln PathBuilder Income IRA | LVIPModerateStructuredAllocationFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Current income consistent with the preservation of capital.
Portfolio Company Name [Text Block]	LVIP Structured Moderate Allocation Fund - Service Class
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(15.34%)
Average Annual Total Returns, 5 Years [Percent]	(1.57%)
Average Annual Total Returns, 10 Years [Percent]	(0.67%)
Lincoln PathBuilder Income IRA | LVIPMondrianGlobalIncomeFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(10.98%)
Average Annual Total Returns, 5 Years [Percent]	(0.50%)
Average Annual Total Returns, 10 Years [Percent]	3.34%
Lincoln PathBuilder Income IRA | LVIPMondrianInternationalValueFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.
Portfolio Company Name [Text Block]	LVIP Mondrian International Value Fund - Service Class
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	(13.66%)
Average Annual Total Returns, 5 Years [Percent]	(0.57%)
Average Annual Total Returns, 10 Years [Percent]	0.45%
Lincoln PathBuilder Income IRA | LVIPSSGABondIndexFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
Portfolio Company Name [Text Block]	LVIP SSGA Bond Index Fund - Service Class
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	(14.53%)
Average Annual Total Returns, 5 Years [Percent]	1.24%
Average Annual Total Returns, 10 Years [Percent]	4.06%
Lincoln PathBuilder Income IRA | LVIPSSGAInternationalIndexFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP SSGA International Index Fund - Service Class
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(15.62%)
Average Annual Total Returns, 5 Years [Percent]	3.07%
Average Annual Total Returns, 10 Years [Percent]	4.97%
Lincoln PathBuilder Income IRA | LVIPSSGAModerateIndexAllocationFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.
Portfolio Company Name [Text Block]	LVIP SSGA Moderate Index Allocation Fund - Service Class
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	(18.51%)
Average Annual Total Returns, 5 Years [Percent]	8.88%
Average Annual Total Returns, 10 Years [Percent]	12.01%
Lincoln PathBuilder Income IRA | LVIPSSGASP500IndexFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000®Index, which emphasizes stocks of small U.S. companies.
Portfolio Company Name [Text Block]	LVIP SSGA S&P 500 Index Fund - Service Class
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	(20.98%)
Average Annual Total Returns, 5 Years [Percent]	3.43%
Average Annual Total Returns, 10 Years [Percent]	8.28%
Lincoln PathBuilder Income IRA | LVIPSSGASmallCapIndexFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP SSGA Small-Cap Index Fund - Service Class
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(13.38%)
Average Annual Total Returns, 5 Years [Percent]	2.73%
Average Annual Total Returns, 10 Years [Percent]	4.93%
Lincoln PathBuilder Income IRA | LVIPTRowePriceGrowthStockFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital growth.
Portfolio Company Name [Text Block]	LVIP T. Rowe Price Growth Stock Fund - Service Class
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(40.87%)
Average Annual Total Returns, 5 Years [Percent]	4.52%
Average Annual Total Returns, 10 Years [Percent]	10.83%
Lincoln PathBuilder Income IRA | LVIPTRowePriceStructuredMidCapGrowthFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize capital appreciation.
Portfolio Company Name [Text Block]	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(24.71%)
Average Annual Total Returns, 5 Years [Percent]	8.28%
Average Annual Total Returns, 10 Years [Percent]	11.72%
Lincoln PathBuilder Income IRA | LVIPWellingtonCapitalGrowthFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital growth.
Portfolio Company Name [Text Block]	LVIP Wellington Capital Growth Fund - Service Class
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(33.49%)
Average Annual Total Returns, 5 Years [Percent]	9.59%
Average Annual Total Returns, 10 Years [Percent]	13.41%
Lincoln PathBuilder Income IRA | LVIPWellingtonSMIDCapValueFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Wellington SMID Cap Value Fund - Service Class
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(10.23%)
Average Annual Total Returns, 5 Years [Percent]	5.29%
Average Annual Total Returns, 10 Years [Percent]	8.90%
Lincoln PathBuilder Income IRA | MFSVITUtilitiesSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Total return.
Portfolio Company Name [Text Block]	MFS® VIT Utilities Series - Service Class
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	0.48%
Average Annual Total Returns, 5 Years [Percent]	8.73%
Average Annual Total Returns, 10 Years [Percent]	8.35%
Lincoln PathBuilder Income IRA | LVIPFranklinMultiFactorSMIDCapEquityFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Service Class
Lincoln PathBuilder Income IRA | LVIPFranklinTempletonGlobalIncomeFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Mondrian Global Income Fund - Service Class
Lincoln PathBuilder Income IRA | ValueDeathBenefitMember
Prospectus:
Name of Benefit [Text Block]	Account Value Death Benefit
Purpose of Benefit [Text Block]	Provides a death benefit equal to the Contract Value.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Poor investment performance could significantly reduce the benefit. •Withdrawals could significantly reduce the benefit.
Name of Benefit [Text Block]	Account Value Death Benefit
Operation of Benefit [Text Block]	Account Value Death Benefit. The Account Value Death Benefit provides a Death Benefit equal to the Contract Value on the Valuation Date the death claim is approved by us for payment. No additional Death Benefit is provided. For example, assume an initial deposit into the Contract of $10,000. The Contract Value increases and equals $12,000 on the Valuation Date the death claim is approved. The amount of Death Benefit paid equals $12,000.
Lincoln PathBuilder Income IRA | GuaranteedWithdrawalBenefitMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
Optional Benefit Expense, Footnotes [Text Block]	As percentage of the Income Base established at the time of the contract issue, as increased Automatic Step-ups and decreased upon an Excess Withdrawal. This charge is deducted from the Contract Value on a quarterly basis.
Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,972
Surrender Expense, 3 Years, Maximum [Dollars]	12,036
Surrender Expense, 5 Years, Maximum [Dollars]	20,264
Surrender Expense, 10 Years, Maximum [Dollars]	41,574
Annuitized Expense, 1 Year, Maximum [Dollars]	3,972
Annuitized Expense, 3 Years, Maximum [Dollars]	12,036
Annuitized Expense, 5 Years, Maximum [Dollars]	20,264
Annuitized Expense, 10 Years, Maximum [Dollars]	41,574
No Surrender Expense, 1 Year, Maximum [Dollars]	3,972
No Surrender Expense, 3 Years, Maximum [Dollars]	12,036
No Surrender Expense, 5 Years, Maximum [Dollars]	20,264
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 41,574
Name of Benefit [Text Block]	Guaranteed Withdrawal Benefit
Purpose of Benefit [Text Block]	•Guaranteed lifetime periodic withdrawals;•Automatic step-ups of the Income Base.
Standard Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
Optional Benefit Expense, Footnotes [Text Block]	As percentage of the Income Base established at the time of the contract issue, as increased Automatic Step-ups and decreased upon an Excess Withdrawal. This charge is deducted from the Contract Value on a quarterly basis.
Brief Restrictions / Limitations [Text Block]	•Excess Withdrawals could significantly reduce or terminate the benefit. •Investment Requirements apply.
Name of Benefit [Text Block]	Guaranteed Withdrawal Benefit
Operation of Benefit [Text Block]	Guaranteed Withdrawal Benefit The Guaranteed Withdrawal Benefit provides for each Annuitant (and spouse if the joint life option is elected): •Guaranteed lifetime periodic withdrawals up to the Guaranteed Annual Income amount which is based upon a guaranteed Income Base; and•Automatic Step-ups of the Income Base to the Contract Value if the Contract Value is equal to or greater than the Income Base and the maximum age(s) has not been reached.Please note any withdrawals made prior to the Guaranteed Annual Income effective date or that exceed the Guaranteed Annual Income amount (referred to as Excess Withdrawals) may significantly reduce the Income Base as well as the Guaranteed Annual Income amount by an amount greater than the dollar amount of the Excess Withdrawal and will terminate the benefit if the Income Base is reduced to zero. Additionally, Advisory Fee Withdrawals that exceed the Advisory Fee Withdrawal percentage and the Guaranteed Annual Income amount are considered Excess Withdrawals. The Guaranteed Withdrawal Benefit rider is part of your annuity contract at the time of issue and will be effective on the Contract's effective date. You must have this rider on your Contract to maintain the guarantees carried over from the variable annuity contract under your former retirement plan. There are two versions of the rider. Depending on which phase you are in when you purchase the Contract and roll over your money into this Contract, the accumulation phase or the annuity phase, the corresponding rider will be issued with your Contract. Rider 1 (“Rider 1”) will be issued if you have previously established a Guaranteed Annual Income effective date and are already taking Guaranteed Annual Income withdrawals under your former retirement plan. Rider 2 (“Rider 2”) will be issued if you have not yet established a Guaranteed Annual Income effective date and intend to begin taking Guaranteed Annual Income withdrawals at some time in the future. The version of the rider issued to your Contract cannot be changed. The Guaranteed Withdrawal Benefit provides guaranteed, periodic withdrawals for your life or for the lives of you and your spouse (joint life option) regardless of the investment performance of the Contract, provided that certain conditions are met. If you elected a measuring life option (single or joint) under the variable annuity contract under your former retirement plan, that same election must be made in this Contract. Otherwise you must elect the measuring life option when you purchase the Contract. The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the Contract upon death of the Contractowner), including any sale or assignment of the Contract as collateral. An Income Base is used to calculate the Guaranteed Annual Income payment from Contract Value, but is not available as a separate benefit upon death or surrender. The Income Base will be carried over from the variable annuity under your previous retirement plan. The Income Base will be increased by Automatic Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The Guaranteed Withdrawal Benefit provides for guaranteed, periodic withdrawals up to the Guaranteed Annual Income amount commencing after you (single life option) or the younger of you or your spouse (joint life option) reach the stated minimum age for your rider. The Guaranteed Annual Income payments are based upon specified percentages of the Income Base. The specified withdrawal percentages of the Income Base are age-based and may increase over time. With the single life option, you may receive Guaranteed Annual Income payments for life. Under the joint life option, Guaranteed Annual Income amounts for the lifetimes of you and your spouse will be available. The Guaranteed Withdrawal Benefit will limit your ability to invest within the Subaccounts offered within your Contract. You will be required to adhere to Investment Requirements. In addition, the fixed account is not available. See Appendix B – Investment Requirements. Income Base. The Income Base is a value used to calculate the Guaranteed Annual Income amount. The Income Base is not available as a lump sum withdrawal or as a Death Benefit. The initial Income Base is the amount that was transferred from the variable annuity contract under your former retirement plan. The maximum Income Base is indicated on your contract specifications page. This maximum takes into consideration the total guaranteed amounts under the living benefit riders of all Lincoln Life contracts (or Contracts issued by our affiliates) in which you (and/or your spouse if joint life option) are the covered lives. Excess Withdrawals including cumulative Advisory Fee Withdrawals in excess of 1.25% of your Contract Value for that Contract Year reduce the Income Base as discussed below. Withdrawals less than or equal to the Guaranteed Annual Income amount and amounts deducted for the Guaranteed Withdrawal Benefit charge will not reduce the Income Base. All withdrawals prior to the Guaranteed Annual Income effective date are considered Excess Withdrawals. Automatic Step-ups of the Income Base. The Income Base will automatically step-up to the Contract Value on the Valuation Date immediately prior to each Benefit Year anniversary if: a)the Annuitant (single life option), or the Annuitant or spouse (joint life option) are still living and under age 86 (if both spouses are living, they both must be under age 86);b)the Contract Value on that Valuation Date, after the deduction of any withdrawals (including the Guaranteed Withdrawal Benefit charge and Advisory Fee Withdrawals in excess of 1.25% of your Contract Value) is equal to or greater than the Income Base; andc)the Benefit Year Anniversary satisfies the requirements for Automatic Step-ups under the rider specifications provisions.The Automatic Step-up is available even in those years when a withdrawal has occurred. Following is an example of how the Automatic Step-ups may work (assuming no withdrawals):
	Contract Value	Income Base
Initial Rollover Money $50,000	$50,000	$50,000
Valuation Date immediately prior to 1st Benefit Year anniversary	$54,000	$54,000
Valuation Date immediately prior to 2nd Benefit Year anniversary	$53,900	$54,000
Valuation Date immediately prior to 3rd Benefit Year anniversary	$57,000	$57,000
Valuation Date immediately prior to 4th Benefit Year anniversary	$64,000	$64,000
Withdrawal Amount. For Rider 1, since the Guaranteed Annual Income effective date was established under the variable annuity contract under your former retirement plan, Guaranteed Annual Income withdrawals will continue under the Contract, using the same Guaranteed Annual Income calculation and withdrawal percentage that were previously established and will not change for the duration of the Contract. If the rider effective date is not the same as the Benefit Year anniversary date, you will receive only the amount of Guaranteed Annual Income remaining from your former contract for that Benefit Year until your next Benefit Year anniversary. For Rider 2, you may request to begin Guaranteed Annual Income withdrawals by submitting a request to the Home Office. The Valuation Date the request is approved is the Guaranteed Annual Income effective date. At that time, you will elect either the single life option or the joint life option of the Guaranteed Withdrawal Benefit. After the Guaranteed Annual Income effective date, periodic withdrawals up to the Guaranteed Annual Income amount may be taken each Benefit Year for your lifetime (single life option) or the lifetimes of you and your spouse (joint life option) as long as the Guaranteed Annual Income amount is greater than zero. Guaranteed Annual Income withdrawals may be taken once you (single life option) or the younger of you and your spouse (joint life option) attain the age as set forth in the tables below and corresponds to the Guaranteed Annual Income rate table under your former retirement plan. If the Guaranteed Annual Income effective date does not occur on a Benefit Year anniversary, the Guaranteed Annual Income amount for the first year will be prorated based on the number of days remaining in that Benefit Year. Upon the Guaranteed Annual Income effective date, the Guaranteed Annual Income percentage is calculated, based on your age (single life option) or the age of the younger of you and your spouse (joint life option) and the Guaranteed Annual Income rate table from the group annuity contract under your former retirement plan as reflected in either Table A or Table B below. If the entire Guaranteed Annual Income amount is not withdrawn during a Benefit Year, there is no carryover of the remaining amount into the next Benefit Year. Table A – Guaranteed Annual Income Percentages
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income percentage	Age of spouse	Guaranteed Annual Income percentage
60 – 64	4.00%	60 – 64	3.50%
65 – 70	5.00%	65 – 70	4.50%
71+	6.00%	71+	5.50%
Table B – Guaranteed Annual Income Percentages
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income percentage	Age of spouse	Guaranteed Annual Income percentage
55 – 59	0.00%	55 – 59	3.50%
60 – 64	0.00%	60 – 64	4.00%
65+	5.00%	65+	4.50%
Any changes to the rates in these Tables will be outlined in a supplement to the prospectus. Any adverse changes will not impact current Contractowners. If the Contract Value is reduced to zero while receiving a Guaranteed Annual Income amount because of market performance or the Guaranteed Withdrawal Benefit charges, payments equal to the Guaranteed Annual Income amount will continue automatically for your life (and your spouse's life if applicable). The remaining Income Base is not available as a lump sum withdrawal. You will not be entitled to the Guaranteed Annual Income amount if the Income Base is reduced to zero as a result of an Excess Withdrawal. If the Income Base is reduced to zero due to an Excess Withdrawal the Guaranteed Withdrawal Benefit will terminate, and you will have no more rights or benefits under this Contract. Withdrawals equal to or less than the Guaranteed Annual Income amount will not reduce the Income Base. All withdrawals will decrease the Contract Value. The following example shows the calculation of the Guaranteed Annual Income amount and how withdrawals less than or equal to the Guaranteed Annual Income amount affect the Income Base and the Contract Value. The example assumes that the Annuitant is age 62 (4% Guaranteed Annual Income percentage for single life option) on the Guaranteed Annual Income effective date, the Guaranteed Annual Income effective date is on a Benefit Year anniversary, and the Income Base is $200,000:
Contract Value on the Guaranteed Annual Income effective date	$200,000
Income Base on the Guaranteed Annual Income effective date	$200,000
Initial Guaranteed Annual Income amount on the Guaranteed Annual Income effective date ($200,000 x 4%)	$8,000
Contract Value six months after Guaranteed Annual Income effective date	$210,000
Income Base six months after Guaranteed Annual Income effective date	$200,000
Withdrawal six months after Guaranteed Annual Income effective date when Annuitant is still age 62	$8,000
Contract Value after withdrawal ($210,000 - $8,000)	$202,000
Income Base after withdrawal ($200,000 - $0)	$200,000
For Rider 1 and Rider 2, in addition to the Guaranteed Annual Income amount, you may take Advisory Fee Withdrawals of up to 1.25% of your Contract Value annually without that withdrawal being considered a withdrawal under your rider. Certain states and certain broker-dealers or advisory firms may not allow withdrawals to pay advisory fees so please check with your financial professional. The portion of any Advisory Fee Withdrawals in excess of 1.25% of your Contract Value will reduce the amount of available Guaranteed Annual Income each year and will be considered a withdrawal. Excess Withdrawals. Excess Withdrawals are the cumulative amounts withdrawn from the Contract during the Benefit Year (including the current withdrawal) that exceed the Guaranteed Annual Income amount at the time of the withdrawal, or are withdrawals made prior to the Guaranteed Annual Income effective date. Withdrawals for the Guaranteed Withdrawal Benefit charge are not treated as Excess Withdrawals. Advisory Fee Withdrawals made prior to the Guaranteed Annual Income effective date, or that exceed the Advisory Fee Withdrawal percentage and the Guaranteed Annual Income amount are considered Excess Withdrawals. When an Excess Withdrawal occurs the Income Base is reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Income Base could be more than the dollar amount of the withdrawal. We will provide to you quarterly statements that will include the Guaranteed Annual Income amount (as adjusted for Guaranteed Annual Income amount payments, Automatic Step-ups and Excess Withdrawals) available for the Benefit Year, if applicable, in order to determine whether a withdrawal may be an Excess Withdrawal. Questions regarding Excess Withdrawals should be referred to the customer service number provided on the front page of this prospectus. The following example demonstrates the impact of an Excess Withdrawal on the Income Base, the Guaranteed Annual Income amount and the Contract Value. The example assumes a $12,000 withdrawal which causes a $12,915.19 reduction in the Income Base. If there are multiple GAI tables in effect, the Income Base allocated to each rate Table will be reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. Prior to Excess Withdrawal: Contract Value = $60,000 Income Base = $85,000 Guaranteed Annual Income amount = $3,400 (4% of the Income Base of $85,000)
After a $12,000 Withdrawal, $3,400 is within the Guaranteed Annual Income amount, $8,600 is the Excess Withdrawal.
The Contract Value is reduced by the amount of the Guaranteed Annual Income amount of $3,400 and the Income Base is not reduced: Contract Value = $56,600 ($60,000 - $3,400) Income Base = $85,000 The Contract Value is also reduced by the $8,600 Excess Withdrawal and the Income Base is reduced by 15.19435%, the same proportion that the Excess Withdrawal reduced the $56,600 Contract Value ($8,600 ÷ $56,600) Contract Value = $48,000 ($56,600 - $8,600) Income Base = $72,084.81 ($85,000 x 15.19435% = $12,915.19; $85,000 - $12,915.19 = $72,084.81) On the following Benefit Year anniversary: Contract Value = $43,000 Income Base = $72,084.81 Guaranteed Annual Income amount = $2,883.39 (4% x $72,084.81 Income Base) In a declining market, Excess Withdrawals may significantly reduce the Income Base as well as the Guaranteed Annual Income amount. If the Income Base or Contract Value is reduced to zero due to an Excess Withdrawal the Guaranteed Withdrawal Benefit will terminate and you will have no more rights or benefits under this Contract. After the Guaranteed Annual Income effective date, withdrawals will be treated as within the Guaranteed Annual Income amount (even if they exceed the Guaranteed Annual Income amount) only if the withdrawals are taken as systematic monthly or quarterly installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur: •Lincoln's monthly or quarterly automatic withdrawal service is used to calculate and pay the RMD;•The RMD calculation must be based only on the Contract Value in this Contract; and•No withdrawals other than RMDs are made within the Benefit Year (except as described in the next paragraph).If RMD withdrawals during a Benefit Year are less than the Guaranteed Annual Income amount, an additional amount up to the Guaranteed Annual Income amount may be withdrawn. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the greater of the Guaranteed Annual Income amount or RMDs, will be treated as Excess Withdrawals. Distributions from qualified contracts are generally taxed as ordinary income. See Federal Tax Matters for a discussion of the tax consequences of withdrawals. Death Prior to the Annuity Commencement Date. The Guaranteed Withdrawal Benefit has no provision for a payout of the Income Base upon death of the Annuitant. A Death Benefit may be paid to the Beneficiary if the conditions set forth below are met. Payment of a Death Benefit terminates the Guaranteed Withdrawal Benefit for you and your surviving spouse if applicable. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. Upon the death of the Annuitant prior to the Guaranteed Annual Income effective date or upon the Annuitant’s death with the single life option, the Guaranteed Withdrawal Benefit will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death). Upon the first death under the joint life option, the lifetime payout of the Guaranteed Annual Income amount will continue for the life of the surviving spouse unless a Death Benefit is paid out if available. Upon the death of the surviving spouse, the Guaranteed Withdrawal Benefit will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death). Termination. You may terminate the Contract, including the Guaranteed Withdrawal Benefit, by notifying us in writing and surrendering your Contract. The Guaranteed Withdrawal Benefit will automatically terminate: •on the Annuity Commencement Date; or•upon the death of the Annuitant prior to the Guaranteed Annual Income effective date or under the single life option; or•upon the death of the survivor under the joint life option; or•when the Income Base or Contract Value is reduced to zero due to an Excess Withdrawal.The termination of the Guaranteed Withdrawal Benefit will not result in any increase in Contract Value equal to the Income Base. Upon effective termination of the Guaranteed Withdrawal Benefit, the benefits and charges provided by the Contract will terminate and any Contract Value must be removed from this Contract.
Lincoln PathBuilder Income IRA | PortfolioRebalancingMember
Prospectus:
Name of Benefit [Text Block]	Portfolio Rebalancing
Purpose of Benefit [Text Block]	Allows you to automatically reallocate your Contract Value among investment options on a periodic basis based on your standing allocation instructions.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•N/A
Name of Benefit [Text Block]	Portfolio Rebalancing
Lincoln PathBuilder Income IRA | AutomaticWithdrawalServiceMember
Prospectus:
Name of Benefit [Text Block]	Automatic Withdrawal Service
Purpose of Benefit [Text Block]	Allows you to take periodic withdrawals from your Contract automatically.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•N/A
Name of Benefit [Text Block]	Automatic Withdrawal Service
Lincoln PathBuilder Income IRA | AdvisoryFeeWithdrawalsMember
Prospectus:
Name of Benefit [Text Block]	Advisory Fee Withdrawals
Purpose of Benefit [Text Block]	Allows you to take withdrawals from your Contract to pay the advisory fees.
Brief Restrictions / Limitations [Text Block]	•May not be available in all states.•You may take Advisory Fee Withdrawals up to 1.25% annually without negatively impacting your rider guarantees. •The deduction of advisory fees from Contract Value may reduce the Death Benefit and other guaranteed benefits (unless the requirements listed above are met), and may be subject to federal and state income taxes and a 10% federal penalty tax.
Name of Benefit [Text Block]	Advisory Fee Withdrawals
Lincoln PathBuilder Income IRA | GeneralDeathBenefitInformationMember
Prospectus:
Operation of Benefit [Text Block]	General Death Benefit Information Your Death Benefit terminates on and after the Annuity Commencement Date. If there are joint owners, upon the death of the first Contractowner, we will pay a Death Benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the Contract as sole Contractowner. Upon the death of the spouse who continued the Contract, we will pay a Death Benefit to the designated Beneficiary(s). If the Beneficiary is the spouse of the Contractowner, then the spouse may elect to continue the Contract as the new Contractowner. Same-sex spouses should carefully consider whether to purchase annuity products that provide benefits based upon status as a spouse, and whether to exercise any spousal rights under the Contract. You are strongly encouraged to consult a tax advisor before electing spousal rights under the Contract. The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of a claim submitted in Good Order. To be in Good Order, we require all the following: 1.an original certified death certificate or other proof of death satisfactory to us; and2.written authorization for payment; and3.all required claim forms, fully completed (including selection of a settlement option).Notwithstanding any provision of this Contract to the contrary, the payment of Death Benefits provided under this Contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters. Unless otherwise provided in the Beneficiary designation, one of the following procedures will take place on the death of a Beneficiary: •if any Beneficiary dies before the Contractowner, that Beneficiary’s interest will go to any other Beneficiaries named, according to their respective interests; and/or•if no Beneficiary survives the Contractowner, the proceeds will be paid to the Contractowner’s estate.If the Beneficiary is a minor, court documents appointing the guardian/custodian may be required. The Beneficiary may choose the method of payment of the Death Benefit unless the Contractowner has already selected a settlement option. If the Contract is a nonqualified contract, the Death Benefit payable to the Beneficiary or joint owner must be distributed within five years of the Contractowner’s date of death unless the Beneficiary begins receiving, within one year of the Contractowner’s death, the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary’s life expectancy. If the Death Benefit is not distributed within five years of the Contractowner’s date of death, for any reason, including the claim was not presented in Good Order, then the Company will pay the proceeds to the Beneficiary. If the Contract is a qualified contract or IRA, then according to the IRC, the Death Benefit payable to the Beneficiary or joint owner must be distributed within ten years of the Contractowner’s date of death unless the Beneficiary is an “eligible designated beneficiary”. An eligible designated beneficiary may take the Death Benefit distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary’s life expectancy, subject to certain additional exceptions. If the Contract is not distributed within the ten-year deadline, for any reason, including that the claim was not presented in Good Order, the balance is treated as a required minimum distribution under the Internal Revenue Code and subject to a 50% tax. Upon the death of the Annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment. The recipient of a Death Benefit may elect to receive payment either in the form of a lump sum settlement or an Annuity Payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Lincoln PathBuilder Income IRA | Standard Death Benefit [Member]
Prospectus:
Operation of Benefit [Text Block]	Death Benefit Before The Annuity Commencement Date A Death Benefit may be payable if the Contractowner (or a joint owner) or Annuitant dies prior to the Annuity Commencement Date. The Death Benefit terminates if you elect an annuitization option. You may designate a Beneficiary during your lifetime and change the Beneficiary by filing a written request with our Home Office. Each change of Beneficiary revokes any previous designation. We reserve the right to request that you send us the Contract for endorsement of a change of Beneficiary. Upon the death of the Contractowner, a Death Benefit will be paid to the Beneficiary. Upon the death of a joint owner, the Death Benefit will be paid to the surviving joint owner. If the Contractowner is a corporation or other non-individual (non-natural person), the death of the Annuitant will be treated as death of the Contractowner. If an Annuitant who is not the Contractowner or joint owner dies, then the contingent Annuitant, if named, becomes the Annuitant and no Death Benefit is payable on the death of the Annuitant. If no contingent Annuitant is named, the Contractowner (or younger of joint owners) becomes the Annuitant. Alternatively, a Death Benefit may be paid to the Contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this Death Benefit must be received by us within 75 days of the death of the Annuitant. The Contract terminates when any Death Benefit is paid due to the death of the Annuitant.